Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024
Financial assets at fair value through other comprehensive income [Line Items]
Book value		₩ 26,799,201		₩ 26,197,311
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[1]	680,160		683,192
Book value	[1]	885,173		674,850
Fair value	[1]	885,173		674,850
Listed equity securities | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		326,001		326,430
Book value		517,251		360,096
Fair value		₩ 517,251		₩ 360,096
Korea District Heating Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,264,068		2,264,068
Ownership		19.55%		19.55%
Acquisition Cost		₩ 173,201		₩ 173,201
Book value		218,255		93,733
Fair value		₩ 218,255		₩ 93,733
KG Mobility Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,205		12,205
Ownership		0.01%		0.01%
Acquisition Cost		₩ 428		₩ 428
Book value		43		46
Fair value		₩ 43		₩ 46
SM Korea Line Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		180		180
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		0		0
Fair value		₩ 0		₩ 0
Namkwang Engineering & Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		46		46
Ownership		0.00%		0.00%
Acquisition Cost		₩ 15		₩ 15
Book value		0		0
Fair value		₩ 0		₩ 0
Bumyang Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35		35
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
ELCOMTEC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		32,875		32,875
Ownership		0.04%		0.04%
Acquisition Cost		₩ 217		₩ 217
Book value		26		34
Fair value		₩ 26		₩ 34
PAN Ocean Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,492		1,492
Ownership		0.00%		0.00%
Acquisition Cost		₩ 14		₩ 14
Book value		6		5
Fair value		₩ 6		₩ 5
HD Hyundai Marine Engine Co., Ltd. (formerly, STX Heavy Industries Co., Ltd.) | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares				61,455
Ownership				0.22%
Acquisition Cost				₩ 430
Book value				1,503
Fair value				₩ 1,503
Codes Combine Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		291		291
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		1		0
Fair value		₩ 1		₩ 0
PT Almatri Resources Indonesia (formerly, PT Adaro Energy Tbk.) | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		480,000,000		480,000,000
Ownership		1.60%		1.60%
Acquisition Cost		₩ 65,028		₩ 65,028
Book value		74,369		106,259
Fair value		₩ 74,369		₩ 106,259
Denison Mines Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58,284,000		58,284,000
Ownership		7.46%		7.46%
Acquisition Cost		₩ 84,134		₩ 84,134
Book value		222,278		155,766
Fair value		₩ 222,278		₩ 155,766
Paladin Energy (formerly, Fission Uranium Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10,760		100,000
Ownership		0.01%		0.01%
Acquisition Cost		₩ 41		₩ 41
Book value		98		74
Fair value		₩ 98		₩ 74
KS Industry Co., Ltd (formerly, SangSangin Industry Co., Ltd.) | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,457		1,457
Ownership		0.01%		0.01%
Acquisition Cost		₩ 38		₩ 38
Book value		1		3
Fair value		₩ 1		₩ 3
Vitzrosys Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		399		399
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
EMnI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		628		628
Ownership		0.00%		0.00%
Acquisition Cost		₩ 25		₩ 25
Book value		1		1
Fair value		₩ 1		₩ 1
Vissem electronics, Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		301		301
Ownership		0.00%		0.00%
Acquisition Cost		₩ 11		₩ 11
Book value		2		1
Fair value		₩ 2		₩ 1
KC Industry Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		139		139
Ownership		0.00%		0.00%
Acquisition Cost		₩ 6		₩ 6
Book value		0		0
Fair value		₩ 0		₩ 0
Ihsung CNI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		142,860		142,860
Ownership		4.43%		4.43%
Acquisition Cost		₩ 1,500		₩ 1,500
Book value		813		1,314
Fair value		₩ 813		₩ 1,314
Aone Alform Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,672		2,672
Ownership		0.04%		0.04%
Acquisition Cost		₩ 19		₩ 19
Book value		3		3
Fair value		₩ 3		₩ 3
Kodaco Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		131,698		131,698
Ownership		0.85%		0.85%
Acquisition Cost		₩ 1,317		₩ 1,317
Book value		1,354		1,354
Fair value		₩ 1,354		1,354
Winiaaid Co., Ltd. [Member] | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares		129
Ownership		0.00%
Acquisition Cost		₩ 1
Book value		1
Fair value		1
Unlisted equity securities | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[1]	349,588		352,191
Book value	[1]	363,128		309,709
Fair value	[1]	₩ 363,128		₩ 309,709
Set Holding | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,100,220	[2]	1,100,220	[3]
Ownership	[1]	2.50%	[2]	2.50%	[3]
Acquisition Cost	[1]	₩ 229,255	[2]	₩ 229,255	[3]
Book value	[1]	310,808	[2]	258,974	[3]
Fair value	[1]	₩ 310,808	[2]	₩ 258,974	[3]
SGC Greenpower Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	580,000		580,000
Ownership	[1]	5.00%		5.00%
Acquisition Cost	[1]	₩ 2,900		₩ 2,900
Book value	[1]	5,807		5,570
Fair value	[1]	₩ 5,807		₩ 5,570
Le Soleil KHNP LLC | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137,600		137,600
Ownership	[1]	19.00%		19.00%
Acquisition Cost	[1]	₩ 1,376		₩ 1,376
Book value	[1]	1,376		1,376
Fair value	[1]	₩ 1,376		₩ 1,376
Ihsung CNI Co., Ltd. (Unlisted) | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	127,660		127,660
Ownership	[1]	3.96%		3.96%
Acquisition Cost	[1]	₩ 1,500		₩ 1,500
Book value	[1]	2,144		2,160
Fair value	[1]	₩ 2,144		₩ 2,160
H Robotics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	903,601		903,601
Ownership	[1]	7.05%		7.05%
Acquisition Cost	[1]	₩ 4,000		₩ 4,000
Book value	[1]	399		331
Fair value	[1]	₩ 399		₩ 331
Good Tcells Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11,364		11,364
Ownership	[1]	0.33%		0.33%
Acquisition Cost	[1]	₩ 500		₩ 500
Book value	[1]	630		571
Fair value	[1]	₩ 630		₩ 571
IPS Bio Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,975		1,975
Ownership	[1]	3.13%		3.13%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	873		896
Fair value	[1]	₩ 873		₩ 896
Nine B Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,000		5,000
Ownership	[1]	4.96%		4.96%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	1,000		1,000
Fair value	[1]	₩ 1,000		₩ 1,000
Orano Expansion | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,742,405		5,742,405
Ownership	[1]	4.72%		4.72%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Common Computer Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,856		3,856
Ownership	[1]	1.64%		1.64%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	862		1,189
Fair value	[1]	₩ 862		₩ 1,189
Fine Powerex Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	72,633		72,633
Ownership	[1]	4.45%		4.58%
Acquisition Cost	[1]	₩ 1,500		₩ 1,500
Book value	[1]	1,714		1,610
Fair value	[1]	₩ 1,714		₩ 1,610
Agencore Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	175,779		175,779
Ownership	[1]	6.31%		8.08%
Acquisition Cost	[1]	₩ 2,200		₩ 2,200
Book value	[1]	2,934		2,514
Fair value	[1]	₩ 2,934		₩ 2,514
SamHong Machinery. EMC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,543,837		617,535
Ownership	[1]	9.13%		11.06%
Acquisition Cost	[1]	₩ 7,000		₩ 7,000
Book value	[1]	15,099		8,318
Fair value	[1]	₩ 15,099		₩ 8,318
Aloha Factory Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,970		2,970
Ownership	[1]	3.70%		3.70%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	639		552
Fair value	[1]	₩ 639		₩ 552
Dailyshot Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,695		1,695
Ownership	[1]	1.64%		1.85%
Acquisition Cost	[1]	₩ 1,001		₩ 1,001
Book value	[1]	1,205		1,250
Fair value	[1]	₩ 1,205		₩ 1,250
Mediquitous Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,080		5,080
Ownership	[1]	0.48%		0.58%
Acquisition Cost	[1]	₩ 1,250		₩ 1,250
Book value	[1]	1,546		1,442
Fair value	[1]	₩ 1,546		₩ 1,442
Black Materials Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	37,038		37,038
Ownership	[1]	8.31%		8.31%
Acquisition Cost	[1]	₩ 500		₩ 500
Book value	[1]	431		500
Fair value	[1]	₩ 431		₩ 500
Monit Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	333,334		166,667
Ownership	[1]	14.29%		7.14%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	853		1,000
Fair value	[1]	₩ 853		₩ 1,000
3i Powergen Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0	[4]	0
Ownership	[1]	15.00%	[4]	15.00%
Acquisition Cost	[1]	₩ 1,482	[4]	₩ 1,482
Book value	[1]	0	[4]	0
Fair value	[1]	₩ 0	[4]	₩ 0
Enersys Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9,763		9,763
Ownership	[1]	19.62%		19.62%
Acquisition Cost	[1]	₩ 2,050		₩ 2,050
Book value	[1]	337		2,050
Fair value	[1]	₩ 337		₩ 2,050
Kalman Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23,172		23,172
Ownership	[1]	9.54%		9.54%
Acquisition Cost	[1]	₩ 1,000		₩ 1,000
Book value	[1]	821		1,000
Fair value	[1]	₩ 821		₩ 1,000
Himet Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,754,386		1,754,386
Ownership	[1]	13.93%		13.93%
Acquisition Cost	[1]	₩ 5,000		₩ 5,000
Book value	[1]	4,182		5,000
Fair value	[1]	₩ 4,182		₩ 5,000
PT. Kedap Sayaaq | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	671		671
Ownership	[1]	10.00%		10.00%
Acquisition Cost	[1]	₩ 18,540		₩ 18,540
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Joongang Platec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,591		3,591
Ownership	[1]	0.75%		0.75%
Acquisition Cost	[1]	₩ 72		₩ 72
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Pioneer Gas Power Limited | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	123,200,010	[5]	123,200,010	[6]
Ownership	[1]	38.50%	[5]	38.50%	[6]
Acquisition Cost	[1]	₩ 49,831	[5]	₩ 49,831	[6]
Book value	[1]	0	[5]	0	[6]
Fair value	[1]	₩ 0	[5]	₩ 0	[6]
Bobaek C&S Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13,246		13,246
Ownership	[1]	0.87%		0.87%
Acquisition Cost	[1]	₩ 2,000		₩ 2,000
Book value	[1]	2,000		2,000
Fair value	[1]	₩ 2,000		₩ 2,000
BDI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,390,478	[7],[8]	6,390,478	[9],[10]
Ownership	[1]	32.50%	[7],[8]	32.50%	[9],[10]
Acquisition Cost	[1]	₩ 0	[7],[8]	₩ 0	[9],[10]
Book value	[1]	0	[7],[8]	0	[9],[10]
Fair value	[1]	₩ 0	[7],[8]	₩ 0	[9],[10]
Hwan Young Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10,916		10,916
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 1,092		₩ 1,092
Book value	[1]	97		97
Fair value	[1]	₩ 97		₩ 97
SAMBO AUTO. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15,066		15,066
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Mobo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	504		504
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Dae Kwang Semiconductor Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	589		589
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Sanbon Department Store | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	828		828
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 124		₩ 124
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Miju Steel Mfg. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,097
Ownership	[1]			0.23%
Acquisition Cost	[1]			₩ 50
Book value	[1]			50
Fair value	[1]			₩ 50
Sungwon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	117		117
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 29		₩ 29
Book value	[1]	29		29
Fair value	[1]	₩ 29		₩ 29
IMHWA Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	329		329
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
DALIM Special Vehicle Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	58		58
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Moonkyung Silica Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.56%		0.56%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sungkwang Timber Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			3
Ownership	[1]			0.08%
Acquisition Cost	[1]			₩ 5
Book value	[1]			5
Fair value	[1]			₩ 5
KS Remicon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Pyungsan SI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			434
Ownership	[1]			0.01%
Acquisition Cost	[1]			₩ 4
Book value	[1]			4
Fair value	[1]			₩ 4
Samgong Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Joongang Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	540		540
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Newasia Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12,906		12,906
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
MSE Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	429		429
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Ilrim Nano Tec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,520		1,520
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Ilsuk Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	152		152
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Zyle Daewoo Motor Sales Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Daewoo Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Seyang Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	537		537
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	30		30
Fair value	[1]	₩ 30		₩ 30
Seungri Enterprise Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	93		93
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Shin-E P&C Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,569		1,569
Ownership	[1]	0.64%		0.64%
Acquisition Cost	[1]	₩ 110		₩ 110
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Ejung Ad Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	132		132
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Solvus Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,056		1,056
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Myung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Biwang Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	406		406
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Young Sung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.40%		0.40%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Yuil Industrial Electronics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	804		804
Ownership	[1]	0.32%		0.32%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Woojin Industry Corporation | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Kwang Sung Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	325		325
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Woojoo Environment Ind. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	101		101
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Hyungji Esquire Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61		61
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		23
Fair value	[1]	₩ 22		₩ 23
Morado Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	209		209
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Myung Sung Tex Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	20		20
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Kwang Sung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	610		610
Ownership	[1]	0.53%		0.53%
Acquisition Cost	[1]	₩ 31		₩ 31
Book value	[1]	32		31
Fair value	[1]	₩ 32		₩ 31
Seen Business and Technology co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29,424		29,424
Ownership	[1]	0.73%		0.73%
Acquisition Cost	[1]	₩ 147		₩ 147
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Woobang Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			8
Ownership	[1]			0.00%
Acquisition Cost	[1]			₩ 8
Book value	[1]			8
Fair value	[1]			₩ 8
Shin Pyung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6		6
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
JMC Heavy Industries Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,724		2,724
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Najin Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	37		37
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Sinkwang Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,091		1,091
Ownership	[1]	1.68%		1.68%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		6
Fair value	[1]	₩ 5		₩ 6
Elephant & Friends Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	563		563
Ownership	[1]	0.61%		0.61%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Mireco Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	109		109
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
L&K Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,615		1,615
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
JO Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,263		1,263
Ownership	[1]	0.62%		0.62%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	26		25
Fair value	[1]	₩ 26		₩ 25
Kendae Printing Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	422		422
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Dauning Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	231		231
Ownership	[1]	0.41%		0.41%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Korea Trecision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.45%		0.45%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Hurim Biocell Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,021		1,021
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Beer Yeast Korea Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,388		1,388
Ownership	[1]	0.43%		0.43%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
B CON Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	96		96
Ownership	[1]	1.16%		1.16%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Ace Integration Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	105		105
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
AceInti Agricultural Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		16
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	2		5
Fair value	[1]	₩ 2		₩ 5
KyungDong Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	130		130
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
ChunWon Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	193		193
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 39		₩ 39
Book value	[1]	39		39
Fair value	[1]	₩ 39		₩ 39
SungLim Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Korea Minerals Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	191		191
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 135		₩ 135
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
HyoDong Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			128
Ownership	[1]			0.16%
Acquisition Cost	[1]			₩ 25
Book value	[1]			1
Fair value	[1]			₩ 1
JoHyun Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	350		350
Ownership	[1]	1.56%		1.56%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
KC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,107		5,107
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 26		₩ 26
Book value	[1]	26		26
Fair value	[1]	₩ 26		₩ 26
SeongJi Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	41		41
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Seyang Precision Ind.Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	829		829
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 41		₩ 41
Book value	[1]	41		41
Fair value	[1]	₩ 41		₩ 41
Dooriwon Food System Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sung Kwang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23		23
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Shinheung Petrol. Co. Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	699		699
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 35		₩ 35
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Samsung Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	486		486
Ownership	[1]	1.28%		1.28%
Acquisition Cost	[1]	₩ 97		₩ 97
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Sevenvalley JC | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
Han Young Technology Company Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	35		35
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Protronics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	843		843
Ownership	[1]	0.42%		0.42%
Acquisition Cost	[1]	₩ 84		₩ 84
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Hyundaitech Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,363		1,363
Ownership	[1]	0.87%		0.87%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Dasan Material Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Fish World Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	47		47
Ownership	[1]	0.21%		0.21%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Samdo Industry Electric Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 0
Book value	[1]	1		0
Fair value	[1]	₩ 1		₩ 0
Shinsei Trading Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	64		64
Ownership	[1]	0.72%		0.72%
Acquisition Cost	[1]	₩ 6		₩ 5
Book value	[1]	6		5
Fair value	[1]	₩ 6		₩ 5
Dynamic Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			111
Ownership	[1]			0.19%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
Green Alchemy Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	38,202		38,202
Ownership	[1]	1.48%		1.48%
Acquisition Cost	[1]	₩ 191		₩ 191
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
KM Leatech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,648		1,648
Ownership	[1]	0.98%		0.98%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Semist Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	555		555
Ownership	[1]	0.80%		0.80%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Sewoon Bus Co.,Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Enertec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,937		7,937
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 44		₩ 44
Book value	[1]	44		44
Fair value	[1]	₩ 44		₩ 44
Bellie Doughnuts Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	169		169
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Choheung packing Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61		61
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
Jaewoo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	359		359
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 11		₩ 12
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
Wooyang HC Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,375		1,375
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 159		₩ 159
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
TheYeonriji Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	116		116
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Flusys Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
DongSeo Electronics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	347		347
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Daewoo Display Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	177		177
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
NTS Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	143		143
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
AID CO., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,212		1,212
Ownership	[1]	0.57%		0.57%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Changwon Eco-friendly farming corp | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Kumo Hitech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,697		6,697
Ownership	[1]	0.53%		0.53%
Acquisition Cost	[1]	₩ 100		₩ 100
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
Kyung Pyo Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	186		186
Ownership	[1]	0.76%		0.76%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Doosung Heavy Industries Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			53
Ownership	[1]			0.06%
Acquisition Cost	[1]			₩ 5
Book value	[1]			5
Fair value	[1]			₩ 5
Samjoo Hightech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	522		522
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Samkwang Chemical Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	204		204
Ownership	[1]	1.27%		1.27%
Acquisition Cost	[1]	₩ 51		₩ 51
Book value	[1]	51		51
Fair value	[1]	₩ 51		₩ 51
Shinseung Chemical Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5		5
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 60		₩ 60
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
KJ Alloy Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	368		368
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
SM Hi-tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.39%		0.39%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Puruen Environment Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	967		967
Ownership	[1]	1.34%		1.34%
Acquisition Cost	[1]	₩ 19		₩ 20
Book value	[1]	19		20
Fair value	[1]	₩ 19		₩ 20
Miretech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9,111		9,111
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Sejin Hightech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17,980		17,980
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Eun Sung Enterprise Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,131		1,131
Ownership	[1]	0.72%		0.72%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Shinyoung Textiles Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	523		523
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 52		₩ 52
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
Ilwoo Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	41		41
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 17		₩ 16
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Dong-un Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,159		1,159
Ownership	[1]	6.28%		6.28%
Acquisition Cost	[1]	₩ 81		₩ 81
Book value	[1]	34		34
Fair value	[1]	₩ 34		₩ 34
Wonkwang Door Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	575		575
Ownership	[1]	1.00%		1.00%
Acquisition Cost	[1]	₩ 29		₩ 29
Book value	[1]	29		29
Fair value	[1]	₩ 29		₩ 29
Eanskorea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		39
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Youngdongseafood Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	165		165
Ownership	[1]	0.33%		0.33%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Hyunwoo Winstar Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1		1
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sungchang Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	159		159
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Yuchang Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	90		90
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Jeongpum Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	322		322
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Korea Steel Power Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,761		2,761
Ownership	[1]	1.88%		1.88%
Acquisition Cost	[1]	₩ 55		₩ 55
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Caffe Bene Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,908		1,908
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Jinhung Packaging Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,329		4,329
Ownership	[1]	3.02%		3.02%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Donglim Eng Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	26		26
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
SIP Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	274		274
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Daeji Product Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
SSET Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	181		181
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Sewon PM Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	963		963
Ownership	[1]	1.11%		1.11%
Acquisition Cost	[1]	₩ 48		₩ 48
Book value	[1]	48		48
Fair value	[1]	₩ 48		₩ 48
Shinwoo Toptech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	834
Ownership	[1]	0.51%
Acquisition Cost	[1]	₩ 83
Book value	[1]	6
Fair value	[1]	₩ 6
Dawon Yuhwa Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			506
Ownership	[1]			1.94%
Acquisition Cost	[1]			₩ 25
Book value	[1]			25
Fair value	[1]			₩ 25
Ewon materials Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			834
Ownership	[1]			0.51%
Acquisition Cost	[1]			₩ 83
Book value	[1]			6
Fair value	[1]			₩ 6
KMLC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	281		281
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Seinfood Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
TaeSung Eco-Tech. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,368		1,368
Ownership	[1]	4.55%		4.55%
Acquisition Cost	[1]	₩ 34		₩ 34
Book value	[1]	34		34
Fair value	[1]	₩ 34		₩ 34
Kukex Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	639		639
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Chang won Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Samsung Silup Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	47		47
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Samwon Bio Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	390		390
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
IZU KOREA Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Dongdo CNP Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	234		234
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
S.I.T. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			2,213
Ownership	[1]			0.44%
Acquisition Cost	[1]			₩ 22
Book value	[1]			22
Fair value	[1]			₩ 22
Taejin Hitech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	78		78
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Headwin Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	69		69
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
E-Won Solutech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	158		158
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 40		₩ 40
Book value	[1]	40		40
Fair value	[1]	₩ 40		₩ 40
KPL Circuit Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	283		283
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Road Solar Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			12
Ownership	[1]			0.00%
Acquisition Cost	[1]			₩ 0
Book value	[1]			0
Fair value	[1]			₩ 0
Han Mi Flexible Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	143		143
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 43		₩ 43
Book value	[1]	43		43
Fair value	[1]	₩ 43		₩ 43
Millennium PNT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	227		227
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Dae Myung Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	114		114
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Young San Heavy Industries Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	74		74
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Samchungwon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Wooyang Frozen Foods Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66		66
Ownership	[1]	0.82%		0.82%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Nanomic Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	94		94
Ownership	[1]	0.63%		0.63%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Samsung Nonferrous Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Daewha Fuel Pump Ind., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83		83
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
WorldCnM Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	131		131
Ownership	[1]	1.09%		1.09%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Superone Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,585		1,585
Ownership	[1]	1.45%		1.45%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Buyoung Panji Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	478		478
Ownership	[1]	0.44%		0.44%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
International Paint Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	111		111
Ownership	[1]	0.48%		0.48%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
EI Lighting Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	358		358
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Yooseung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10		10
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sungkwang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Ajin KSB Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	204		204
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Sewon Ceramic Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	530		530
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Choyang Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	465		465
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
TK Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	307		307
Ownership	[1]	0.70%		0.70%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Arari Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
C&S Corporation Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,304		1,304
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Global The One of Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	62		62
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Steellife Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	85		85
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Geumhan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	498		498
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Mokgan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5		5
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Wenex Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			373
Ownership	[1]			0.53%
Acquisition Cost	[1]			₩ 19
Book value	[1]			19
Fair value	[1]			₩ 19
Sulim Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	30		30
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Shinkwang Engineering | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Ek Cookware Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	60		60
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
KTTW Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28		28
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Avajar Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,061		1,061
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Woosung I.B. Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,071		7,071
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
CAP Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			16
Ownership	[1]			0.30%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
MSM Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25		25
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Ddpopstyle Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Finemetal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	49		49
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sungkyeong Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	52		52
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Newko Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	331		331
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Dongsung Mulsan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137		137
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Pizzakorea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.18%		0.18%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Geumdani Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,377		2,377
Ownership	[1]	1.82%		1.82%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Mezzanine I-pack Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	38		38
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Ltop Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36		36
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Simile Aluminium Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	428		428
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
GT Tooling Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	604		604
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Team Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,782		4,782
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
Donghwa TCA Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,012		1,012
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Hankook Piaget Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Coco Food Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	648		648
Ownership	[1]	1.24%		1.24%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
Woori Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	102		102
Ownership	[1]	1.05%		1.05%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Ssangyong Youngweol Plant Service&Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83		83
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
SH Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		39
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Daeyoung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	75		75
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Getron Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,259		7,259
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Jungmun Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			19
Ownership	[1]			0.26%
Acquisition Cost	[1]			₩ 2
Book value	[1]			2
Fair value	[1]			₩ 2
JM Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	403		403
Ownership	[1]	0.67%		0.67%
Acquisition Cost	[1]	₩ 81		₩ 81
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Choigang-gujo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61		61
Ownership	[1]	0.45%		0.45%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Hosungsteel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	323		323
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Uktae IND. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	140		140
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
JFC Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Hyundai Tech Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28		28
Ownership	[1]	0.69%		0.69%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Daeil Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			301
Ownership	[1]			0.42%
Acquisition Cost	[1]			₩ 15
Book value	[1]			2
Fair value	[1]			₩ 2
Daehyeon Recycle Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			59
Ownership	[1]			0.61%
Acquisition Cost	[1]			₩ 12
Book value	[1]			12
Fair value	[1]			₩ 12
Metal Link Inc. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	709		709
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 35		₩ 35
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Pipetec Korea Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	50		50
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
SungJin Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	803		803
Ownership	[1]	1.20%		1.20%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Yujin E&C Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.18%		0.18%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Daishin Logistics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
JinSung Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	18		18
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Yongho Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	157		157
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Wow tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	369		369
Ownership	[1]	0.75%		0.75%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
World Power Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
PBM Auto Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,001		1,001
Ownership	[1]	1.06%		1.06%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
K2 Motors Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	54		54
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
CL Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	801		801
Ownership	[1]	2.25%		2.25%
Acquisition Cost	[1]	₩ 40		₩ 40
Book value	[1]	40		40
Fair value	[1]	₩ 40		₩ 40
Mirae Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		39
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Gentak Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	301		301
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Sungjin Chemical Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	118		118
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
LMAT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	198		198
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Poong Lim Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25		25
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Dae Sung GeoTech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	631		631
Ownership	[1]	1.28%		1.28%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
Saeheemang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	756		756
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Vorntech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	431		431
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Woojin Formtech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	76		76
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Korea Engineer Manufacturing Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	114		114
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sinwa J&K Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	476		476
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Owon E&G Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	132		132
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Guseong Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	141		141
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Irefarm Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	45		45
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Haenarae Agricultural Corp. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
DECO&E Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,261		1,261
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Design Beyond Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17		17
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
LBK Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 2
Book value	[1]	1		2
Fair value	[1]	₩ 1		₩ 2
Duckwon industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	32		32
Ownership	[1]	0.43%		0.43%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
ASPT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	64		64
Ownership	[1]	0.82%		0.82%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
SIMA Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			29
Ownership	[1]			0.05%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
Jingkang Resources Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	90		90
Ownership	[1]	1.57%		1.57%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
CIC Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			96
Ownership	[1]			0.54%
Acquisition Cost	[1]			₩ 10
Book value	[1]			10
Fair value	[1]			₩ 10
Fourever Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	44		44
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Myungil Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	80		80
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Daeshin ECM Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			182
Ownership	[1]			0.30%
Acquisition Cost	[1]			₩ 9
Book value	[1]			9
Fair value	[1]			₩ 9
Greencarbon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	79		79
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sunkoo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Jians Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	45		45
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
DH trading Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	891		891
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 178		₩ 178
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sangsin Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 15		₩ 16
Book value	[1]	15		16
Fair value	[1]	₩ 15		₩ 16
Steel focus Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	154		154
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 4		₩ 5
Book value	[1]	4		5
Fair value	[1]	₩ 4		₩ 5
Kamada Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	437		437
Ownership	[1]	0.33%		0.33%
Acquisition Cost	[1]	₩ 22		₩ 23
Book value	[1]	22		23
Fair value	[1]	₩ 22		₩ 23
Fosys Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	19		19
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
GB precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137		137
Ownership	[1]	0.57%		0.57%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Ewon Art Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	185		185
Ownership	[1]	0.61%		0.61%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
DI Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 1
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Hans AD Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	33		33
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Chaegim Environment Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			158
Ownership	[1]			0.01%
Acquisition Cost	[1]			₩ 4
Book value	[1]			3
Fair value	[1]			₩ 3
Daesung Stain Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	32		32
Ownership	[1]	0.32%		0.32%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		1
Fair value	[1]	₩ 2		₩ 1
U&I Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	50		50
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
World One Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	401		401
Ownership	[1]	0.58%		0.58%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Yewon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	0		1
Fair value	[1]	₩ 0		₩ 1
TSNT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	119		119
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
Shinsung Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	314		314
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Loft Garden Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1		1
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Handon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			74
Ownership	[1]			0.25%
Acquisition Cost	[1]			₩ 11
Book value	[1]			11
Fair value	[1]			₩ 11
GH Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	82		82
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Daeo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Bokwang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	76		76
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Samkum Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	201		201
Ownership	[1]	0.48%		0.48%
Acquisition Cost	[1]	₩ 40		₩ 40
Book value	[1]	40		40
Fair value	[1]	₩ 40		₩ 40
Dyntex Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			75
Ownership	[1]			0.28%
Acquisition Cost	[1]			₩ 15
Book value	[1]			15
Fair value	[1]			₩ 15
Mirae Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66		66
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Ilshin Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36		36
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Sukwon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,885		2,885
Ownership	[1]	0.59%		0.59%
Acquisition Cost	[1]	₩ 29		₩ 29
Book value	[1]	29		29
Fair value	[1]	₩ 29		₩ 29
White&Clean Foods Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	330		330
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Michang Cable Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,096		1,096
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
G.M Foods Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	57		57
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Wecan Global Inc. Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	165		165
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Daeju Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11		11
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		0
Fair value	[1]	₩ 1		₩ 0
Hyundai Glass Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	860		860
Ownership	[1]	0.83%		0.83%
Acquisition Cost	[1]	₩ 43		₩ 43
Book value	[1]	43		43
Fair value	[1]	₩ 43		₩ 43
MEC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16,468		16,468
Ownership	[1]	1.17%		1.17%
Acquisition Cost	[1]	₩ 41		₩ 41
Book value	[1]	41		41
Fair value	[1]	₩ 41		₩ 41
Daeyeoneco Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	151		151
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Hyesung Cable&Communication Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	762		762
Ownership	[1]	0.39%		0.39%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Sangjin Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	428		428
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Iksan-guwon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	563		563
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
Korea Remicon Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36		36
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
New Tech Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23		23
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Segeon Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	124		124
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
MS Tech Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
J.I Steel Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	21		21
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
HNT Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	172		172
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Taejin Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	27		27
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Macroad Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	953		953
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Woongjin Energy Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			94
Ownership	[1]			0.00%
Acquisition Cost	[1]			₩ 9
Book value	[1]			9
Fair value	[1]			₩ 9
Eunsung Industrial Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
KPE Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	51		51
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Dongbangfarms Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	904		904
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 41		₩ 40
Book value	[1]	5		4
Fair value	[1]	₩ 5		₩ 4
Altron Jeonju Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	34,846		34,846
Ownership	[1]	1.34%		1.34%
Acquisition Cost	[1]	₩ 697		₩ 697
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
K Shipbuilding Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8,622		8,622
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 1,078		₩ 1,078
Book value	[1]	1,078		1,078
Fair value	[1]	₩ 1,078		₩ 1,078
Shinjin International Corporation Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
RMK Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	63		63
Ownership	[1]	0.90%		0.90%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Andong Trading Corporation Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Seokjin E&T Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	81		81
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Seohan Food Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83		83
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
JSL Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	51		51
Ownership	[1]	0.49%		0.49%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Seil Textile Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Sungdo Pack Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Coffeenie Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2		2
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Medi Pharma Plan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,075		1,075
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 108		₩ 108
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Woori Ascon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25		25
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Cheonwoo E.P.S Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	371		371
Ownership	[1]	1.10%		1.10%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Koa Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,244		1,244
Ownership	[1]	0.77%		0.77%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
SKE Cable Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	120		120
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Hi Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,845		1,845
Ownership	[1]	1.94%		1.94%
Acquisition Cost	[1]	₩ 185		₩ 185
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Daeheung Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	65		65
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Etapol Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,361		1,361
Ownership	[1]	0.54%		0.54%
Acquisition Cost	[1]	₩ 41		₩ 41
Book value	[1]	41		41
Fair value	[1]	₩ 41		₩ 41
Yoongwon Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	157		157
Ownership	[1]	1.47%		1.47%
Acquisition Cost	[1]	₩ 31		₩ 31
Book value	[1]	31		31
Fair value	[1]	₩ 31		₩ 31
Avoh CeramicBath Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	173		173
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Dongyang R.P.F. Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	59		59
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Yuil Engineering Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Taesan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	146		146
Ownership	[1]	0.69%		0.69%
Acquisition Cost	[1]	₩ 35		₩ 35
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Thermo Tec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	446		446
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
DaeYang Hydro Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6		6
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
SangMoo Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Jungin Distribution Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17		17
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
TheSun Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	77		77
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
ChoungHwa Precise Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	428		428
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 43		₩ 43
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Snopa Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	458		458
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
SKD Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	40		40
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Samhyup Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	376		376
Ownership	[1]	0.91%		0.91%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Gogang Aluminum Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			828
Ownership	[1]			1.52%
Acquisition Cost	[1]			₩ 41
Book value	[1]			41
Fair value	[1]			₩ 41
Taekwang Paper Board Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	133		133
Ownership	[1]	0.49%		0.49%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
NY Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	33		33
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Dongbang Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,985		1,985
Ownership	[1]	0.32%		0.32%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Samwang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			170
Ownership	[1]			0.25%
Acquisition Cost	[1]			₩ 17
Book value	[1]			17
Fair value	[1]			₩ 17
Guseul Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Gaone International Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	54		54
Ownership	[1]	0.29%		0.29%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Dongyang Pratech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	265		265
Ownership	[1]	1.21%		1.21%
Acquisition Cost	[1]	₩ 29		₩ 29
Book value	[1]	29		29
Fair value	[1]	₩ 29		₩ 29
Samjin Placo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	661		661
Ownership	[1]	0.52%		0.52%
Acquisition Cost	[1]	₩ 33		₩ 33
Book value	[1]	33		33
Fair value	[1]	₩ 33		₩ 33
MS Steel Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	167		167
Ownership	[1]	0.40%		0.40%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
STS Global Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Y Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	855		855
Ownership	[1]	0.65%		0.65%
Acquisition Cost	[1]	₩ 34		₩ 34
Book value	[1]	34		34
Fair value	[1]	₩ 34		₩ 34
J&J Tech Co. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Shield Board Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	165		165
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
SFC International Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11		11
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Hana ITM Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8,443		8,443
Ownership	[1]	0.70%		0.70%
Acquisition Cost	[1]	₩ 84		₩ 84
Book value	[1]	84		84
Fair value	[1]	₩ 84		₩ 84
Jeuvis Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	191		191
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
JBM Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	662		662
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Jungwoo Metal Solution Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	27		27
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
MS Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	220		220
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
YM Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2		2
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
C&C ENG Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	439		439
Ownership	[1]	1.59%		1.59%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Daejoo E&G Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	133		133
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Taeyoung Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	31		31
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Shin Heung Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	93		93
Ownership	[1]	4.63%		4.63%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
TaeGwang PC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	530		530
Ownership	[1]	0.90%		0.90%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
KyeongGwang Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	244		244
Ownership	[1]	1.04%		1.04%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Wonil Image Maker Inc. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Vehicle System Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	225		225
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
Moohan Enterprise Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	63		63
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
C&A Industries Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42,062		42,062
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
CH Solution Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,456		1,456
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Value Invest Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
HNT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8,567		8,567
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Sunquen Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Shabath Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Woori Elec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	102		102
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 5		₩ 6
Book value	[1]	5		6
Fair value	[1]	₩ 5		₩ 6
Dong-Yang Special Casting Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,027		1,027
Ownership	[1]	0.41%		0.41%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Haegang Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,687		1,687
Ownership	[1]	1.13%		1.13%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Daone Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	860		860
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Yeowoon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 1
Book value	[1]	0		1
Fair value	[1]	₩ 0		₩ 1
Evertrue Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		1
Fair value	[1]	₩ 0		₩ 1
Dreamfact Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	77		77
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
DonEWorld Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			125
Ownership	[1]			0.68%
Acquisition Cost	[1]			₩ 10
Book value	[1]			10
Fair value	[1]			₩ 10
DongSuh Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	18		18
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Dondodam Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	262		262
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Vision Food Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,732		1,732
Ownership	[1]	1.00%		1.00%
Acquisition Cost	[1]	₩ 87		₩ 87
Book value	[1]	27		87
Fair value	[1]	₩ 27		₩ 87
A One Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	156		156
Ownership	[1]	0.89%		0.89%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Libechen Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	151		151
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Hongin Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	149		149
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 45		₩ 45
Book value	[1]	45		45
Fair value	[1]	₩ 45		₩ 45
Bolim Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			37
Ownership	[1]			0.10%
Acquisition Cost	[1]			₩ 5
Book value	[1]			5
Fair value	[1]			₩ 5
Neo Life Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	19		19
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
T-Eng Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	123		123
Ownership	[1]	1.05%		1.05%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Badanuri | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Ki Soo Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	325		325
Ownership	[1]	0.44%		0.44%
Acquisition Cost	[1]	₩ 98		₩ 98
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
DNGV | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,516		5,516
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
BJ Korea | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	446		446
Ownership	[1]	0.81%		0.81%
Acquisition Cost	[1]	₩ 40		₩ 40
Book value	[1]	40		40
Fair value	[1]	₩ 40		₩ 40
R&S Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	291		291
Ownership	[1]	0.61%		0.61%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Daekyoung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	85		85
Ownership	[1]	0.66%		0.66%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Dongyang Environment | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	141		141
Ownership	[1]	0.38%		0.38%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
KEE Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	64		64
Ownership	[1]	0.63%		0.63%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Asia Platech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	932		932
Ownership	[1]	3.59%		3.59%
Acquisition Cost	[1]	₩ 47		₩ 47
Book value	[1]	47		47
Fair value	[1]	₩ 47		₩ 47
HyoChang Industrial Co., Ltd | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10,930		10,930
Ownership	[1]	0.59%		0.59%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Semin Environmental Design Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
JungAng PNA Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	385		385
Ownership	[1]	0.61%		0.61%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
CNEGS Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	80		80
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
HaeDeuRim Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	70		70
Ownership	[1]	0.41%		0.41%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
CMTI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	65		65
Ownership	[1]	0.15%		0.15%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
JMT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,133		6,133
Ownership	[1]	0.39%		0.39%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
SeJung Precision Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	141		141
Ownership	[1]	0.43%		0.43%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
SGTech | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	30		30
Ownership	[1]	0.66%		0.66%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
OhBakSaDatkeom Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	52		52
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
GeumChangHwaseom Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			119
Ownership	[1]			1.02%
Acquisition Cost	[1]			₩ 12
Book value	[1]			12
Fair value	[1]			₩ 12
SeongMinSusan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	371		371
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
ECO Plus Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,786		2,786
Ownership	[1]	0.91%		0.91%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Seong An Synthetics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			200,684
Ownership	[1]			2.91%
Acquisition Cost	[1]			₩ 2,007
Book value	[1]			2,007
Fair value	[1]			₩ 2,007
DaeWoon Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	106		106
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
KoWEEO Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	38		38
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
IK Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Eco Join Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	145		145
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Yuk Hwawon Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	567		567
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 11		₩ 12
Book value	[1]	11		12
Fair value	[1]	₩ 11		₩ 12
Yun Hwawon FND Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	496		496
Ownership	[1]	0.84%		0.84%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
GoRyeoInSam Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	197		197
Ownership	[1]	0.41%		0.41%
Acquisition Cost	[1]	₩ 30		₩ 30
Book value	[1]	30		30
Fair value	[1]	₩ 30		₩ 30
HyeJin IND Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	77		77
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Cheongsong JungAng Aluminum Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,300		1,300
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
Easy Tape Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	144		144
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Gyeonganaseukon | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	51		51
Ownership	[1]	0.85%		0.85%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Biseullo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11		11
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Cest Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	152		152
Ownership	[1]	1.43%		1.43%
Acquisition Cost	[1]	₩ 76		₩ 76
Book value	[1]	76		76
Fair value	[1]	₩ 76		₩ 76
MDT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	57		57
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
KDP Sieori Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	511		511
Ownership	[1]	0.50%		0.50%
Acquisition Cost	[1]	₩ 5		₩ 6
Book value	[1]	5		6
Fair value	[1]	₩ 5		₩ 6
KREMS Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			868
Ownership	[1]			0.81%
Acquisition Cost	[1]			₩ 347
Book value	[1]			347
Fair value	[1]			₩ 347
Hanam Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	87		87
Ownership	[1]	0.80%		0.80%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
R Light Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			437
Ownership	[1]			0.41%
Acquisition Cost	[1]			₩ 5
Book value	[1]			5
Fair value	[1]			₩ 5
Daewon SNP Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			2,656
Ownership	[1]			0.44%
Acquisition Cost	[1]			₩ 93
Book value	[1]			93
Fair value	[1]			₩ 93
Goryeo Filter Co.,Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	31		31
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Daehan Special Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			2,326
Ownership	[1]			5.89%
Acquisition Cost	[1]			₩ 931
Book value	[1]			931
Fair value	[1]			₩ 931
Hungaforming Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	397		397
Ownership	[1]	0.64%		0.64%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
HyeopJin PL Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,889		7,889
Ownership	[1]	0.72%		0.72%
Acquisition Cost	[1]	₩ 39		₩ 39
Book value	[1]	39		39
Fair value	[1]	₩ 39		₩ 39
Seun Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			61
Ownership	[1]			0.69%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
AOS Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25		25
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
SamHan Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	215		215
Ownership	[1]	0.45%		0.45%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
YangJI EnterPrise Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
GyungNam Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	698		698
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Yoolim industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,560		1,560
Ownership	[1]	1.98%		1.98%
Acquisition Cost	[1]	₩ 234		₩ 234
Book value	[1]	43		234
Fair value	[1]	₩ 43		₩ 234
Haemirae Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	57		57
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
KROPC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,297		1,297
Ownership	[1]	1.19%		1.19%
Acquisition Cost	[1]	₩ 26		₩ 26
Book value	[1]	26		26
Fair value	[1]	₩ 26		₩ 26
Mirae Seesco Co. Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17		17
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
SungMin Industrial Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	229		229
Ownership	[1]	2.80%		2.80%
Acquisition Cost	[1]	₩ 34		₩ 34
Book value	[1]	34		34
Fair value	[1]	₩ 34		₩ 34
Kunyang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	44		44
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
CAT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	40		40
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
JeongJin Nurimaru Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	218		218
Ownership	[1]	1.08%		1.08%
Acquisition Cost	[1]	₩ 33		₩ 33
Book value	[1]	33		33
Fair value	[1]	₩ 33		₩ 33
GeunHo Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,770		1,770
Ownership	[1]	0.98%		0.98%
Acquisition Cost	[1]	₩ 133		₩ 133
Book value	[1]	47		133
Fair value	[1]	₩ 47		₩ 133
HwaIn Inemtek Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	327		327
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 43		₩ 43
Book value	[1]	43		43
Fair value	[1]	₩ 43		₩ 43
TS Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	202		202
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
SaeHan Food Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23		23
Ownership	[1]	0.40%		0.40%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
SamYeong Engineer Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	501		501
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
GumYoung General Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,522		6,522
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
SaeUm Global Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	207		207
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Work life balance Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.92%		0.92%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
YuJin Hightech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	152		152
Ownership	[1]	0.58%		0.58%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
GOC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,415		4,415
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 44		₩ 44
Book value	[1]	44		44
Fair value	[1]	₩ 44		₩ 44
Fraijour Queen Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	73		73
Ownership	[1]	0.56%		0.56%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Wnt Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	57		57
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Tae Gwang Engineer Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	406		406
Ownership	[1]	2.60%		2.60%
Acquisition Cost	[1]	₩ 41		₩ 41
Book value	[1]	41		41
Fair value	[1]	₩ 41		₩ 41
GSB Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	370		370
Ownership	[1]	1.03%		1.03%
Acquisition Cost	[1]	₩ 37		₩ 37
Book value	[1]	37		37
Fair value	[1]	₩ 37		₩ 37
MCI Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	760		760
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
Wonchang steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66		66
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
GukWon Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Friend Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,745		2,745
Ownership	[1]	0.46%		0.46%
Acquisition Cost	[1]	₩ 55		₩ 55
Book value	[1]	21		55
Fair value	[1]	₩ 21		₩ 55
AppleLind Networks Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,417		2,417
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
HSC Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,174		7,174
Ownership	[1]	2.69%		2.69%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
ChangShin Plant Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	108		108
Ownership	[1]	1.40%		1.40%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
PyeongKang Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
ShinSung Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66		66
Ownership	[1]	0.58%		0.58%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
DreamHightech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137		137
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
WooHo Construction Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	35		35
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		2
Seyang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	229
Ownership	[1]	0.81%
Acquisition Cost	[1]	₩ 23
Book value	[1]	23
Fair value	[1]	₩ 23
KD Electric Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	202
Ownership	[1]	0.35%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
WithU Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	68
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 7
Book value	[1]	7
Fair value	[1]	₩ 7
Home Indus Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	100
Ownership	[1]	0.43%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
P&P Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
JY Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,059
Ownership	[1]	1.88%
Acquisition Cost	[1]	₩ 41
Book value	[1]	41
Fair value	[1]	₩ 41
Good Day Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	239
Ownership	[1]	1.00%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
SM Food Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	121
Ownership	[1]	0.64%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Hyowon NV Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	302
Ownership	[1]	0.43%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Glogenic Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,920
Ownership	[1]	0.28%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Choco Square Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,542
Ownership	[1]	0.02%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
GJTec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24
Ownership	[1]	0.07%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Mana F&B Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29
Ownership	[1]	0.09%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Beolgyo Cockle Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,542
Ownership	[1]	0.19%
Acquisition Cost	[1]	₩ 11
Book value	[1]	11
Fair value	[1]	₩ 11
NanoOne Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	178
Ownership	[1]	0.32%
Acquisition Cost	[1]	₩ 7
Book value	[1]	7
Fair value	[1]	₩ 7
Samyoung Aluminum Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	56
Ownership	[1]	1.11%
Acquisition Cost	[1]	₩ 7
Book value	[1]	7
Fair value	[1]	₩ 7
JY Electronics Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	71
Ownership	[1]	0.05%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Silla Innotek Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	513
Ownership	[1]	0.78%
Acquisition Cost	[1]	₩ 51
Book value	[1]	51
Fair value	[1]	₩ 51
Insung Enpla Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,526
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 35
Book value	[1]	35
Fair value	[1]	₩ 35
Jeil Chemical Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	263
Ownership	[1]	0.02%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Philip Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,391
Ownership	[1]	1.60%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
SKB Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15
Ownership	[1]	0.24%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
URO Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42
Ownership	[1]	0.53%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Kyungsung Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Dorim Paper Board Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	846
Ownership	[1]	1.23%
Acquisition Cost	[1]	₩ 42
Book value	[1]	42
Fair value	[1]	₩ 42
Plintech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	123
Ownership	[1]	0.62%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Changbo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	68
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Youchang Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61
Ownership	[1]	0.24%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Songcheon Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	124
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Saehan Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28
Ownership	[1]	0.41%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Cusp Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	26
Ownership	[1]	0.03%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Woobang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Miju Steel Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,097
Ownership	[1]	0.23%
Acquisition Cost	[1]	₩ 50
Book value	[1]	50
Fair value	[1]	₩ 50
Kkum & Deul Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0
Ownership	[1]	0.18%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Istec Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	82
Ownership	[1]	0.40%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Porex Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,906
Ownership	[1]	0.19%
Acquisition Cost	[1]	₩ 19
Book value	[1]	19
Fair value	[1]	₩ 19
K-Pro System Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Sunmi Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4
Ownership	[1]	0.06%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Daewon MT Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6
Ownership	[1]	0.02%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Kyungdong Meat Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	294
Ownership	[1]	0.49%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Enbiodime Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	794
Ownership	[1]	0.60%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
Juwon Agricultural Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	280
Ownership	[1]	0.86%
Acquisition Cost	[1]	₩ 14
Book value	[1]	14
Fair value	[1]	₩ 14
Ildung Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,462
Ownership	[1]	0.27%
Acquisition Cost	[1]	₩ 29
Book value	[1]	29
Fair value	[1]	₩ 29
Daemyung Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	97
Ownership	[1]	0.32%
Acquisition Cost	[1]	₩ 5
Book value	[1]	5
Fair value	[1]	₩ 5
Living Square Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17
Ownership	[1]	0.09%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
SP Sungbo Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
L&RP Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	63
Ownership	[1]	0.20%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Joyful Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	30
Ownership	[1]	0.13%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Suyeong Metal Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,378
Ownership	[1]	4.27%
Acquisition Cost	[1]	₩ 219
Book value	[1]	219
Fair value	[1]	₩ 219
Eins Gratech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	863
Ownership	[1]	2.76%
Acquisition Cost	[1]	₩ 30
Book value	[1]	30
Fair value	[1]	₩ 30
Gaga Farm Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7
Ownership	[1]	0.01%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
HS Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	269
Ownership	[1]	0.62%
Acquisition Cost	[1]	₩ 13
Book value	[1]	13
Fair value	[1]	₩ 13
KG Industry Development Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	60
Ownership	[1]	0.30%
Acquisition Cost	[1]	₩ 16
Book value	[1]	16
Fair value	[1]	₩ 16
JK Metal Material Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	810
Ownership	[1]	1.17%
Acquisition Cost	[1]	₩ 41
Book value	[1]	41
Fair value	[1]	₩ 41
Ganggyeong Pack Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	51
Ownership	[1]	0.18%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Moduyeoneunsesang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15
Ownership	[1]	0.19%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Samil Frame Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	113
Ownership	[1]	0.26%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Samyoung M-TEK Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	321
Ownership	[1]	1.15%
Acquisition Cost	[1]	₩ 32
Book value	[1]	32
Fair value	[1]	₩ 32
Gwanmun Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	77
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 16
Book value	[1]	16
Fair value	[1]	₩ 16
Focus Engineer Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	241
Ownership	[1]	0.13%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
Adic Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	174
Ownership	[1]	0.02%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Sunil Corporation Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	79
Ownership	[1]	0.56%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Pchef Korea Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8
Ownership	[1]	0.11%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Busan Meat Processing Center Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	35
Ownership	[1]	0.30%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Ain Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25
Ownership	[1]	0.46%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
SLTE Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	868
Ownership	[1]	1.62%
Acquisition Cost	[1]	₩ 87
Book value	[1]	87
Fair value	[1]	₩ 87
SMC Global Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	76
Ownership	[1]	0.41%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Ereh Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	87
Ownership	[1]	0.12%
Acquisition Cost	[1]	₩ 17
Book value	[1]	17
Fair value	[1]	₩ 17
Yechan Retail Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	462
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
Yuil Precision Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	75
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Youngmaru Livestock Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2
Ownership	[1]	0.01%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
BSD Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39
Ownership	[1]	0.11%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
JPS Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,015
Ownership	[1]	0.04%
Acquisition Cost	[1]	₩ 5
Book value	[1]	5
Fair value	[1]	₩ 5
Seokrim Industry Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	270
Ownership	[1]	0.90%
Acquisition Cost	[1]	₩ 27
Book value	[1]	27
Fair value	[1]	₩ 27
Hanmadang Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	103
Ownership	[1]	0.47%
Acquisition Cost	[1]	₩ 11
Book value	[1]	11
Fair value	[1]	11
Debt securities [member] | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[1]	4,571		4,571
Book value	[1]	4,794		5,045
Fair value	[1]	₩ 4,794		₩ 5,045
Aron Flying Ship Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0		0
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 491		₩ 491
Book value	[1]	0		535
Fair value	[1]	₩ 0		₩ 535
Ino Platech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0		0
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 1,080		₩ 1,080
Book value	[1]	1,278		1,194
Fair value	[1]	₩ 1,278		₩ 1,194
Daebon Tech Co., Ltd. | Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0		0
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 3,000		₩ 3,000
Book value	[1]	3,516		3,316
Fair value	[1]	₩ 3,516		₩ 3,316

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[2]	The Company has estimated the fair value of Set Holding by using the income approach and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2025.
[3]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2024.
[4]	The Company has recognized an impairment loss on 3i Powergen Inc. for the difference between the carrying amount and the recoverable amount, due to the discontinuation of its operations.
[5]	The entity entered corporate rehabilitation procedures during the prior year. The Company classified the investment in the entity as a financial assets at fair value through other comprehensive income, as the Company does not hold a significant influence over the entity until the corporate rehabilitation procedures are completed. As of December 31, 2025, the liquidation process is in progress, and the book value of the investment has been measured at zero, considering its recoverability.
[6]	The entity is undergoing corporate rehabilitation procedures for the year ended December 31, 2024 and the Company cannot hold significant influence over the entity until the corporate rehabilitation procedures are completed. Therefore, investments in the entity were reclassified as financial assets at fair value through other comprehensive income.
[7]	During the year ended December 31, 2025, BDI Co., Ltd. was delisted as the Court dismissed the application for temporary injunction requiring the suspension of delisting decision and others.
[8]	The Company acquired shares in the entity through conversion of investments performed in accordance with corporate rehabilitation procedures before the prior year, and classified the investments in the entity as financial assets at fair value through other comprehensive income as the Company does not hold a significant influence over the entity until the corporate rehabilitation procedures are completed.
[9]	During the year ended December 31, 2023, the Company acquired additional shares in BDI Co., Ltd. through a debt-to-equity swap as part the entity’s corporate rehabilitation process. As the Company cannot hold significant influence over the entity until the completion of the corporate rehabilitation procedures, the Company has accounted for the investment in the entity as financial assets at fair value through other comprehensive income.
[10]	During the year ended December 31, 2024, BDI Co., Ltd. was delisted as the Court dismissed the application for temporary injunction requiring the suspension of delisting decision and others.